INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Schedule of composition of inventories
	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Technical stock	284,409	315,286
Non-technical stock	39,165	38,946
Total	323,574	354,232

Schedule of inventory average cost, net of provision for obsolescence
	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Provision for obsolescence Technical stock	42,979	21,193
Provision for obsolescence Non-technical stock	4,651	11,610
Total	47,630	32,803